INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of Deferred Tax Assets and Liabilities

	Year Ending December 31, 2023	Year Ending December 31, 2022
Deferred Tax Asset	3,523,495	3,427,125
Valuation Allowance	(3,523,495)	(3,427,125)
Net Deferred Tax Asset	$—	$—